Other Non-Current Assets	6 Months Ended
Jun. 30, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets	Other Non-Current Assets
Other long-term assets are comprised of the following:

	June 30, 2022	December 31, 2021
(In $ millions)
Deferred mobilization and contract preparation costs (1)	7.9	4.4
Deferred tax asset	1.7	0.7
Right-of-use lease asset, non-current (2)	1.2	1.3
Deferred demobilization revenue (3)	1.0	—
Prepayments	0.5	0.1
VAT receivable	0.4	0.4
Total	12.7	6.9

(1) Non-current deferred mobilization and contract preparation costs relates to the non-current portion of contract mobilization and preparation costs for the jack-up rigs "Groa", "Skald" and "Arabia I" (see Note 5 - Contracts with Customers).

(2) The right-of-use lease asset pertains to our office lease.

(3) Non-current deferred demobilization revenue relates to demobilization revenue for one of our jack-up rigs, which will be billed upon contract completion.